Consolidated balance sheet - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill		€ 510	€ 585
Intangible assets		731	793
Property, plant and equipment		2,306	2,355
Pension asset for funded schemes in surplus		78
Deferred tax assets		520	130
Other non-current assets		186	29
Total non-current assets		4,331	3,892
Current assets
Inventories		873	920
Trade and other current receivables		1,790	635
Current tax assets		45	4
Cash and cash equivalents		441	70
Other financial assets		8
Total current assets		3,157	1,629
Total assets		7,488	5,521
Non-current liabilities
Financial liabilities		3,311	248
- Funded schemes in deficit		1	6
- Unfunded schemes		75	92
Provisions due after more than one year		31	39
Deferred tax liabilities		206	298
Other non-current liabilities		124	8
Total non-current liabilities		3,748	691
Current liabilities
Financial liabilities due within 1 year		105	85
Trade payables and other current liabilities		2,921	1,818
Current tax liabilities		42	24
Provisions		39	102
Total current liabilities		3,107	2,029
Total liabilities		6,855	2,720
Equity
Shareholders' equity	[1]	625	2,778
Non-controlling interest		8	23
Total equity		633	2,801
Total liabilities and equity		€ 7,488	€ 5,521

[1]	In 2024 in the Combined Carve - out Financial Statements this was referred to as Net Parent Investment.